Cover	Aug. 19, 2026
Document Information
Document Type	8-K
Document Period End Date	Aug. 19, 2026
Registrant Name	Cycurion, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41214
Entity Tax Identification Number	86-3720717
Entity Address, Address Line One	1640 Boro Place
Entity Address, Address Line Two	Suite 420C
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	888
Local Phone Number	341-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001868419
Amendment Flag	false
Common Stock
Document Information
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CYCU
Security Exchange Name	NASDAQ
Warrant
Document Information
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $345.00 per share
Trading Symbol	CYCUW
Security Exchange Name	NASDAQ